Note 7 - Commitments and Contingencies - Symon (Details) - Future Minimum Rental Payments - Symon (USD $)	Jan. 31, 2013
Future Minimum Rental Payments - Symon [Abstract]
2014	$ 1,979,000
2015	2,025,000
2016	1,701,000
2017	1,562,000
Total	$ 15,467,000